6. Convertible Promissory Notes: Schedule of Long-term Debt Instruments (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Details
Face value of convertible promissory notes issued	$ 2,230,000
Derivative Loss Recognized During the Year	26,309
Discount recognized at issuance due to embedded derivatives	(1,155,659)
Unamortized Financing Costs	(155,300)
Accretion Expense2	363,363
Accreted Value of Convertible Promissory Notes2	$ 1,308,712